Divestitures - Additional information (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure In Entirety Of Divestitures [Line Items]
Cash consideration received on disposal of business	$ 418	$ 0	$ 418	$ 0
Elite [Member]
Disclosure In Entirety Of Divestitures [Line Items]
Cash consideration received on disposal of business			$ 418
Minority interest percentage in subsidiary			19.90%